Accounts Receivable, net - Schedule of Allowance for Doubtful Accounts and Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of the year ended December 31	$ 966,947	$ 124,234	$ 1,495,119
Write-offs	0	0	(1,318,165)
Addition	691	89	789,993
Recovery	(22,259)	(2,860)	0
Balance at end of the year ended December 31	$ 945,379	$ 121,463	$ 966,947